Trade and Other Receivables - Schedule of Changes in allowance for impairment of trade and other receivables (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Changes in the allowance for impairment of trade and other receivables [abstract]
Opening balance	$ 5,945	$ 5,426
Initial application of IFRS 9	122
Additions	444	708
Write-offs	(1,112)	(110)
Transfer of assets held for sale	6
Cumulative translation adjustment	(628)	(79)
Closing balance	4,777	5,945
Current	1,879	2,068
Non-current	$ 2,898	$ 3,877